Subsequent event (Detail) - Subsequent Events [member] $ / shares in Units, $ in Thousands	Dec. 01, 2021 CAD ($) shares	Dec. 01, 2021 $ / shares shares	Nov. 23, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		269,170
Exercise price of common shares | $ / shares		$ 3.30
Share-based compensation arrangement by share-based payment award, options, grants in period, net of forfeitures | shares	2,099,651
Shares granted, value, share-based payment arrangement, after forfeiture | $	$ 4,210
Common Stock Shares Subscribed But Not Issued Value | $			$ 50,000